Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net operating loss carry forwards	$ 16,883,400	$ 12,254,418
Total amount of available losses	$ 5,239,877
Future income percentage	100.00%
Taxable income percentage	80.00%